Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Deconsolidation, Effects of IPO
The following tables reflect the Company’s percentage ownership of its businesses, as of December 31, 2018, 2017 and 2016 and related noncontrolling interest balances as of December 31, 2018 and 2017:

	% Ownership (1) December 31, 2018		% Ownership (1) December 31, 2017		% Ownership (1) December 31, 2016
	Primary	Fully Diluted	Primary	Fully Diluted	Primary	Fully Diluted
5.11 Tactical	97.5	88.7	97.5	85.5	97.5	85.1
Ergobaby	81.9	76.4	82.7	76.6	83.5	76.9
Liberty	88.6	85.2	88.6	84.7	88.6	84.7
Velocity	99.2	91.0	98.8	89.2	n/a	n/a
ACI	69.4	69.2	69.4	69.2	69.4	69.3
Arnold	96.7	79.4	96.7	84.7	96.7	84.7
Foam Fabricators	100.0	91.5	N/a	N/a	N/a	N/a
Sterno	100.0	88.9	100.0	89.5	100.0	89.5

(1)	The principal difference between primary and fully diluted percentages of our operating segments is due to stock option issuances of operating segment stock to management of the respective business.

	Noncontrolling Interest Balances
(in thousands)	December 31, 2018	December 31, 2017
5.11 Tactical	$9,873	$8,003
Velocity	2,524	1,374
Ergobaby	25,362	23,416
Liberty	3,342	3,247
ACI	(1,236)	(5,850)
Arnold	1,176	1,368
Foam Fabricators	848	—
Sterno	(2,067)	2,045
Allocation Interests	100	100
	$39,922	$33,703